Expense Example - Investor A, C, Institutional and Class R - BlackRock Advantage U.S. Total Market Fund, Inc.	Feb. 09, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 596
Expense Example, with Redemption, 3 Years	787
Expense Example, with Redemption, 5 Years	1,036
Expense Example, with Redemption, 10 Years	1,748
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	522
Expense Example, with Redemption, 5 Years	972
Expense Example, with Redemption, 10 Years	1,999
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	397
Expense Example, with Redemption, 10 Years	978
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	687
Expense Example, with Redemption, 10 Years	$ 1,614